Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash Flows from Operating Activities
Net Income	$ 5,450	$ 5,350	$ 4,631
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading (Note 3)	14	7	17
Net (gain) on securities, other than trading (Note 3)	(253)	(178)	(101)
Net (increase) in trading securities	(2,650)	(16,237)	(11,403)
Provision for credit losses (Note 4)	662	746	771
(Increase) decrease in derivative asset	5,287	15,544	(306)
(Decrease) in derivative liability	(6,699)	(14,923)	(5,598)
Amortization of premises and equipment (Note 9)	400	391	384
Amortization of other assets	224	227	219
Amortization of intangible assets (Note 11)	503	485	444
Net decrease in deferred income tax asset	834	156	108
Net increase (decrease) in deferred income tax liability	2	(12)	(7)
Net (increase) in current income tax asset	(232)	(497)	(345)
Net increase (decrease) in current income tax liability	(87)	52	(18)
(Increase) in interest receivable	(366)	(130)	(81)
Increase in interest payable	337	15	64
Changes in other items and accruals, net	956	(3,416)	1,199
Net increase in deposits	35,261	15,409	23,385
Net (increase) in loans	(23,089)	(6,823)	(23,169)
Net increase in securities sold but not yet purchased	2,004	336	3,739
Net increase (decrease) in securities lent or sold under repurchase agreements	452	16,535	(82)
Net (increase) decrease in securities borrowed or purchased under resale agreements	(2,958)	(10,891)	2,793
Net increase in securitization and structured entities' liabilities	1,860	762	628
Net Cash Provided by (Used in) Operating Activities	17,912	2,908	(2,728)
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	2,203	(87)	3,100
Proceeds from issuance of covered bonds (Note 13)	2,706	5,845	8,945
Redemption of covered bonds (Note 13)	(567)	(2,602)	(2,101)
Proceeds from issuance of subordinated debt (Note 15)	2,685	850	2,250
Repayment of subordinated debt (Note 15)	(900)	(100)	(2,200)
Proceeds from issuance of preferred shares (Note 16)	400	900	600
Redemption of preferred shares (Note 16)	(300)	(500)
Redemption of capital trust securities			(450)
Share issue expense	(5)	(9)	(6)
Proceeds from issuance of common shares (Note 16)	88	149	137
Common shares repurchased for cancellation (Note 16)	(991)	(440)
Cash dividends paid	(2,582)	(2,010)	(2,219)
Cash dividends paid to non-controlling interest			(10)
Net Cash Provided by Financing Activities	2,737	1,996	8,046
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	(1,648)	(2,245)	3,007
Purchases of securities, other than trading	(46,749)	(30,424)	(28,860)
Maturities of securities, other than trading	14,754	5,930	6,985
Proceeds from sales of securities, other than trading	23,561	24,400	16,294
Purchase of non-controlling interest		(25)
Premises and equipment - net (purchases)	(330)	(301)	(224)
Purchased and developed software - net (purchases)	(556)	(490)	(387)
Acquisitions (Note 10)	(365)		(12,147)
Net Cash (Used in) Investing Activities	(11,333)	(3,155)	(15,332)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	227	(803)	1,372
Net increase (decrease) in Cash and Cash Equivalents	9,543	946	(8,642)
Cash and Cash Equivalents at Beginning of Year	32,599	31,653	40,295
Cash and Cash Equivalents at End of Year (Note 2)	42,142	32,599	31,653
Net cash provided by operating activities includes:
Interest paid in the year	8,790	5,826	4,561
Income taxes paid in the year	1,261	1,338	1,201
Interest received in the year	18,867	15,553	14,273
Dividends received in the year	$ 1,277	$ 1,607	$ 1,336